Contingent Consideration in Connection with Acquisition of Clickpro (Detail) (USD $)	Dec. 31, 2012
Liabilities at carrying values
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities-Contingent acquisition consideration payable	$ 2,237,000
Total fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities-Contingent acquisition consideration payable	2,237,000
Total fair value | Significant unobservable inputs (Level 3)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities-Contingent acquisition consideration payable	$ 2,237,000